Debt (long and short-term), Commercial paper, Revolving Facility and Bridge Facility (Details) - EUR (€) € in Millions			12 Months Ended
	May 31, 2021	Feb. 16, 2021	Dec. 31, 2021	Feb. 10, 2021
Commercial Papers [Member]
Commercial paper, Revolving Facility and Bridge Facility [Abstract]
Short-term financing amount			€ 750
Weighted average interest rate			0.4325%
Maximum borrowing capacity			€ 750
Bridge Facility [Member]
Commercial paper, Revolving Facility and Bridge Facility [Abstract]
Maximum borrowing capacity				€ 650
Amount drawn	€ 620	€ 620
Borrowing facility expired		€ 30
Notes issued	€ 600
Credit facility maturity term			7 years
Revolving Facility [Member]
Commercial paper, Revolving Facility and Bridge Facility [Abstract]
Credit facility maturity term			3 years
Extension period			1 year
Revolving Facility [Member] | Top of range [member]
Commercial paper, Revolving Facility and Bridge Facility [Abstract]
Additional borrowings capacity				250
Revolving Facility [Member] | Technip Energies N.V. and Technip Eurocash SNC [Member]
Commercial paper, Revolving Facility and Bridge Facility [Abstract]
Maximum borrowing capacity				€ 750